Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 42
3 YEAR	77
5 YEAR	116
10 YEAR	232
Vanguard Emerging Markets Stock Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	61
3 YEAR	137
5 YEAR	221
10 YEAR	467
Vanguard Emerging Markets Stock Index Fund - Signal Shares
Expense Example, No Redemption:
1 YEAR	47
3 YEAR	96
5 YEAR	149
10 YEAR	305
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	39
3 YEAR	68
5 YEAR	99
10 YEAR	194
Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	47
3 YEAR	96
5 YEAR	149
10 YEAR	$ 305